Decommissioning and Other Provisions - Summary of Decommissioning and Other Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	$ 3,465	$ 3,784
Non-current beginning balance	24,966	29,618
Decommisioning and other provision beginning balance	28,431	33,402
Additions	2,410	3,798
Amounts charged against provisions	(2,300)	(2,816)
Accretion expense	852	1,038
Disposals	(1,858)	(2,902)
Remeasurements and other movements	(1,731)	(5,266)
Currency translation differences	(612)	1,177
Change in decommisioning and other provisions	(3,239)	(4,971)
Current ending balance	3,659	3,465
Non-current ending balance	21,533	24,966
Decommisioning and other provision ending balance	25,192	28,431
Decommissioning and Restoration [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	817	797
Non-current beginning balance	19,767	24,368
Decommisioning and other provision beginning balance	20,584	25,165
Additions	418	1,168
Amounts charged against provisions	(497)	(491)
Accretion expense	755	897
Disposals	(1,781)	(2,807)
Remeasurements and other movements	(1,065)	(4,245)
Currency translation differences	(481)	897
Change in decommisioning and other provisions	(2,651)	(4,581)
Current ending balance	876	817
Non-current ending balance	17,057	19,767
Decommisioning and other provision ending balance	17,933	20,584
Legal [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	423	500
Non-current beginning balance	1,095	1,066
Decommisioning and other provision beginning balance	1,518	1,566
Additions	196	390
Amounts charged against provisions	(200)	(327)
Accretion expense	17	61
Disposals	(14)	(2)
Remeasurements and other movements	(47)	(190)
Currency translation differences	(10)	20
Change in decommisioning and other provisions	(58)	(48)
Current ending balance	213	423
Non-current ending balance	1,247	1,095
Decommisioning and other provision ending balance	1,460	1,518
Other [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	1,180	1,360
Non-current beginning balance	2,326	2,434
Decommisioning and other provision beginning balance	3,506	3,794
Additions	1,070	988
Amounts charged against provisions	(887)	(1,207)
Accretion expense	48	47
Disposals	(49)	(71)
Remeasurements and other movements	(122)	(178)
Currency translation differences	(64)	133
Change in decommisioning and other provisions	(4)	(288)
Current ending balance	1,815	1,180
Non-current ending balance	1,687	2,326
Decommisioning and other provision ending balance	3,502	3,506
Environmental [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	287	296
Non-current beginning balance	1,218	1,186
Decommisioning and other provision beginning balance	1,505	1,482
Additions	191	496
Amounts charged against provisions	(212)	(173)
Accretion expense	17	20
Disposals	(11)	(4)
Remeasurements and other movements	(130)	(352)
Currency translation differences	(22)	36
Change in decommisioning and other provisions	(167)	23
Current ending balance	264	287
Non-current ending balance	1,074	1,218
Decommisioning and other provision ending balance	1,338	1,505
Redundancy [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	758	831
Non-current beginning balance	560	564
Decommisioning and other provision beginning balance	1,318	1,395
Additions	535	756
Amounts charged against provisions	(504)	(618)
Accretion expense	15	13
Disposals	(3)	(18)
Remeasurements and other movements	(367)	(301)
Currency translation differences	(35)	91
Change in decommisioning and other provisions	(359)	(77)
Current ending balance	491	758
Non-current ending balance	468	560
Decommisioning and other provision ending balance	$ 959	$ 1,318